SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

On November 3, 2022, the Company held its Annual General Meeting of Shareholders, at which the Company’s shareholders approved an increase to the authorized share capital to 500,000,000,000 ordinary shares from 50,000,000,000, no par value.